INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ 26,476	$ 15,004	$ (10,368)
Foreign	32,841	19,462	13,694
Income before income taxes	$ 59,317	$ 34,466	$ 3,326